INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	27.00%	27.00%
Tax Expense at statutory tax rate	$ (387,319)	$ (18,131)	$ (16,876)
Tax effect of foreign tax rates	(9,984)	(4,201)	1,120
Tax effect of revenues exempt from taxation	62,879	5,821	42,376
Tax effect of not deductible expenses	(29,050)	(35,113)	(40,552)
Tax rate effect of previously unrecognized tax loss	0	11,628	46
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	0	0	884
Tax effect of a new evaluation of deferred tax assets	13,345	826	12,865
Tax effect from change in tax rate	(46,215)	0	0
Tax Effect of tax provided in excess in prior periods	(2,036)	653	(2,912)
Other tax rate effects	(4,534)	(3,331)	2,514
Total adjustments to tax expense at applicable tax rate	(15,595)	(23,717)	16,341
Tax benefit (expense) at effective tax rate	$ (402,914)	$ (41,848)	$ (535)